INCOME TAX - Reconciliation of the income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Statutory Tax Rate PRC [Line Items]
Income before income taxes	$ 99,627	$ 109,892	$ 97,497
Withholding tax on dividends paid by subsidiaries	5,312
Total	16,634	20,554	18,171
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate PRC [Line Items]
Expected income tax expense at statutory tax rate in the PRC	24,998	33,221	24,374
Effect of different tax rates in various jurisdictions	3,541	4,665	3,997
Effect of preferential tax treatment	(12,707)	(14,334)	(11,797)
Effect of non-taxable income	(74)	(4,770)	(250)
Effect of additional deductible research and development expenses	(9,398)	(9,838)	(7,241)
Effect of non-deductible expenses	4,020	6,644	10,661
(Over) under provision of income tax in previous years	1,419	2,102	(6,118)
Change in valuation allowance	2,124	1,718	3,746
Withholding tax on dividends paid by subsidiaries	3,692	0	799
Others	$ (981)	$ 1,146	$ 0